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     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 27, 2000
                                       REGISTRATION NOS. 033-82366 AND 811-08690

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                  REGISTRATION STATEMENT UNDER                        [X]
                  THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.                [ ]

                           POST-EFFECTIVE AMENDMENT NO. 15            [X]

                  REGISTRATION STATEMENT UNDER                        [X]
                  THE INVESTMENT COMPANY ACT OF 1940

                           AMENDMENT NO. 17                           [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                               THE DLB FUND GROUP
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                     ONE MEMORIAL DRIVE, CAMBRIDGE, MA 02142
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 225-3800

         NAME AND ADDRESS
         OF AGENT FOR SERVICE:                      COPY TO:
         ---------------------                      --------
         JOHN E. DEITELBAUM, COUNSEL                GREGORY D. SHEEHAN, ESQ.
         DAVID L. BABSON & CO. INC.                 ROPES & GRAY
         ONE MEMORIAL DRIVE                         ONE INTERNATIONAL PLACE
         CAMBRIDGE, MA  02142                       BOSTON, MA  02110

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485
[X] ON APRIL 28, 2000 PURSUANT TO PARAGRAPH (B)
[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)
[ ] ON _____________ PURSUANT TO PARAGRAPH (A)(1)
[ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)
[ ] ON _____________ PURSUANT TO PARAGRAPH (A)(2)

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[X] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.
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

PART A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of The DLB Fund Group (the "Registrant") filed with the Securities and Exchange Commission (the "SEC") on January 14, 2000.

PART B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the SEC on January 14, 2000.

PART C.    OTHER INFORMATION

Part C is incorporated by reference to Part C of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed with the SEC on January 14, 2000.

This Post-Effective Amendment No. 15 is filed to extend the effective date of Post-Effective Amendment No. 14 to April 28, 2000.




                                     NOTICE

         A copy of the Agreement and Declaration of Trust of the Registrant, as amended, is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cambridge, The Commonwealth of Massachusetts, on the 27th day of March, 2000. The Registrant certifies that this Post-Effective Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act.


                                                     THE DLB FUND GROUP

                                                     By:  FRANK L. TARANTINO
                                                          ------------------
                                                     Name: Frank L. Tarantino
                                                     Title: President

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                       DATE

FRANK L. TARANTINO                  President and                               March 27, 2000
------------------                  Principal Executive Officer
Frank L. Tarantino

DEANNE B. DUPONT                    Treasurer; Principal Financial              March 27, 2000
----------------                    Officer; Principal Accounting
DeAnne B. Dupont                    Officer


CHARLES E. HUGEL*                   Trustee                                     March 27, 2000
-----------------
Charles E. Hugel

                                    Trustee                                     March 27, 2000
--------------------
Kevin M. McClintock

RICHARD A. NENNEMAN*                Trustee                                     March 27, 2000
--------------------
Richard A. Nenneman

RICHARD J. PHELPS*                  Trustee                                     March 27, 2000
------------------
Richard J. Phelps

 *By:    FRANK L. TARANTINO
         ------------------
         Frank L. Tarantino
         Attorney-In-Fact
         March 27, 2000
